Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Shares	Common Shares OCC vessels	Common Shares Songa Vessels	Common Shares Augustea Vessels	Common Shares E.R Vessels	Common Shares Delphin Vessels	Additional Paid-in Capital	Additional Paid-in Capital OCC vessels	Additional Paid-in Capital Songa Vessels	Additional Paid-in Capital Augustea Vessels	Additional Paid-in Capital E.R Vessels	Additional Paid-in Capital Delphin Vessels	Accumulated Other Comprehensive income/(loss)	Accumulated deficit	Treasury Stock	Treasury Stock Songa Vessels	Total	OCC vessels	Songa Vessels	Augustea Vessels	E.R Vessels	Delphin Vessels
BALANCE, value at Dec. 31, 2016	$ 566						$ 2,063,490						$ (294)	$ (1,026,532)	$ 0		$ 1,037,230
BALANCE, shares at Dec. 31, 2016	56,628,907
Net income / (loss)														(9,771)			(9,771)
Other comprehensive income / (loss)													899				899
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13), value	$ 13						9,254										9,267
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13), shares	1,220,825
Issuance of common stock (Note 10), value	$ 63						50,364										50,427
Issuance of common stock (Note 10), shares	6,310,272
BALANCE, value at Dec. 31, 2017	$ 642						2,123,108						605	(1,036,303)	0		1,088,052
BALANCE, shares at Dec. 31, 2017	64,160,004
Cumulative effect of accounting change														(2,259)			(2,259)
Net income / (loss)														58,397			58,397
Other comprehensive income / (loss)													(605)				(605)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13), value	$ 8						8,064										8,072
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13), shares	868,975
Secondary offering expenses							(2,032)										(2,032)
Acquisition of vessels (Note 3, 5 and 10), value		$ 33	$ 137	$ 103	$ 3			$ 42,929	$ 182,543	$ 143,780	$ 4,037							$ 42,962	$ 182,680	$ 143,883	$ 4,040
Acquisition of vessels (Note 3, 5 and 10), shares		3,304,735	13,725,000	10,277,335	291,300
Purchase of treasury stock (Note 10), value															(3,145)		(3,145)
BALANCE, value at Dec. 31, 2018	$ 926						2,502,429						$ 0	(980,165)	(3,145)		1,520,045
BALANCE, shares at Dec. 31, 2018	92,627,349
Net income / (loss)														(16,201)			(16,201)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13), value	$ 9						7,934										7,943
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 13), shares	883,700
Dividend declared and paid ($0.05 per share)														(4,804)			(4,804)
Acquisition of vessels, value																$ (93)			$ (93)
Acquisition of vessels (Note 3, 5 and 10), value					$ 10	$ 45					$ 10,055	$ 47,470									$ 10,065	$ 47,515
Acquisition of vessels (Note 3, 5 and 10), shares					999,336	4,503,370
Purchase of treasury stock (Note 10), value	$ (29)						(23,546)								3,145		(20,430)
Purchase of treasury stock (Note 10), shares	(2,940,558)
BALANCE, value at Dec. 31, 2019	$ 961						$ 2,544,342							$ (1,001,170)	$ (93)		$ 1,544,040
BALANCE, shares at Dec. 31, 2019	96,073,197